Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Premises and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Premises and equipment at December 31, 2013 and 2012 consist of the following:

	2013	2012
Computer hardware and software	$88,589	$80,002
Leasehold improvements	18,340	19,000
Furniture	17,963	17,985
Equipment	11,054	9,202
Building	1,585	1,250
	137,531	127,439
Less accumulated depreciation and amortization	(76,798)	(60,633)
	$60,733	$66,806

Schedule of Property Subject to or Available for Operating Lease [Table Text Block]
Equipment under operating leases at December 31, 2013 and 2012 consist of the following:

	2013	2012
Equipment under operating leases (1)	$56,619	$71,502
Less accumulated depreciation	(29,801)	(24,176)
	$26,818	$47,326

(1)	Balances exclude rent and deferred rent receivables as well as deferred origination cost.